NOTE 9 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments for Advance to Affiliate	$ 1,000	$ 215,674
Proceeds from Related Party Debt	400	226		$ 20,182
Due from Related Parties	351,139		424,086	221,790
[custom:RepaymentsOfRelatedPartyDebt2]	0
Repayments of Related Party Debt		90,787	90,787	20,197
Due to Related Parties, Current	26,613		$ 26,613	$ 94,616
Management Fee Expense	405,000	414,000
Increase (Decrease) in Employee Related Liabilities	0	976,200
Payments to Employees	407,602	411,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Share-Based Liabilities Paid	92,130	34,538
Rlated Party [Member]
Related Party Transaction [Line Items]
Payments for Advance to Affiliate	1,000	35,674
Proceeds from Related Party Debt	100	$ 226
Accounts Receivable, Noncurrent, Accrued Interest, Writeoff	7,648
C E O [Member]
Related Party Transaction [Line Items]
Increase (Decrease) Due from Other Related Parties	180,000
Accounts Receivable, Noncurrent, Accrued Interest, Writeoff	$ 8,004